Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 55,932	$ 62,967
Accounts receivable	10,776	17,966
Advances receivable	73,020	80,251
Total current assets	139,728	161,184
Non-current Assets:
Property and equipment, net	54,835	69,620
Intangible assets, net	1,300,341	1,627,010
Total non-current assets	1,355,176	1,696,630
TOTAL ASSETS	1,494,904	1,857,814
Current Liabilities:
Accounts payable	135,461	200,666
Dividends payable	16,754
Accrued interest	45,610	21,415
Loan payable, current portion	12,061	13,400
Loan payable - related party	403,644	509,339
Total current liabilities	613,530	744,820
Non-current liabilities:
Convertible note payable - net of discount of $34,856 and $69,714	2,252,924	2,218,066
Loan payable, non-current portion	15,398	22,518
Warrant derivative liability	441,945
Total non-current liabilities	2,710,267	2,240,584
Total Liabilities	3,323,797	2,985,404
Stockholders' Deficit
Common stock, $0.01 par value, 3,000,000,000 shares authorized; 157,191,418 and 140,186,096 shares issued and outstanding at June 30, 2022 and December 31, 2021	1,571,915	1,401,861
Additional paid-in capital	10,121,449	5,478,801
Deferred stock compensation	(2,165,450)
Accumulated deficit	(11,794,731)	(8,385,496)
Accumulated other comprehensive income	437,923	377,244
Total Stockholders' Deficit	(1,828,893)	(1,127,590)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,494,904	1,857,814
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, $0.001 par value, 25,000,000 shares authorized
Series C Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, $0.001 par value, 25,000,000 shares authorized	$ 1